Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total, at cost		$ 19,906	$ 18,597
Accumulated depreciation and amortization		(18,063)	(17,280)
Property and equipment, net	$ 6,255	1,843	1,317
Furniture
Property, Plant and Equipment [Line Items]
Total, at cost		1,608	1,608
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total, at cost		218	218
Computer equipment
Property, Plant and Equipment [Line Items]
Total, at cost		5,455	4,166
Vehicle fleet
Property, Plant and Equipment [Line Items]
Total, at cost		545	525
Internally developed software
Property, Plant and Equipment [Line Items]
Total, at cost		$ 12,080	$ 12,080